MAINLAND CHINA CONTRIBUTION PLAN (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
MAINLAND CHINA CONTRIBUTION PLAN
Employee benefits of mainland China contribution plan	$ 629,238	$ 1,059,305	$ 1,816,719